Milliman Variable Insurance Trust Appendix A

Listing of Funds

Milliman Money Market Fund

Milliman 1‐Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund ‐ Mar Milliman 6‐Month Buffered S&P 500 with Par Up Outcome Fund ‐ Jan/Jul Milliman 1‐Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund ‐ Apr Milliman 6‐Month Buffered S&P 500 with Par Up Outcome Fund ‐ Feb/AugMilliman 1‐Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund ‐ May Milliman 6‐Month Buffered S&P 500 with Par Up Outcome Fund ‐ Mar/Sep Milliman 1‐Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund ‐ Jun Milliman 6‐Month Buffered S&P 500 with Par Up Outcome Fund ‐ Apr/Oct Milliman 1‐Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund ‐ Jul Milliman 6‐Month Buffered S&P 500 with Par Up Outcome Fund ‐ May/Nov Milliman 1‐Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund ‐ Aug Milliman 6‐Month Buffered S&P 500 with Par Up Outcome Fund ‐ Jun/Dec Milliman 1‐Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund ‐ Sep Milliman 6‐Month Parred Down S&P 500 with Par Up Outcome Fund ‐ Jan/Jul Milliman 1‐Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund ‐ Oct Milliman 6‐Month Parred Down S&P 500 with Par Up Outcome Fund ‐ Feb/Aug Milliman 1‐Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund ‐ Nov Milliman 6‐Month Parred Down S&P 500 with Par Up Outcome Fund ‐ Mar/Sep Milliman 1‐Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund ‐ Dec Milliman 6‐Month Parred Down S&P 500 with Par Up Outcome Fund ‐ Apr/Oct Milliman 1‐Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund ‐ Jan Milliman 6‐Month Parred Down S&P 500 with Par Up Outcome Fund ‐ May/Nov Milliman 1‐Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund ‐ Feb Milliman 6‐Month Parred Down S&P 500 with Par Up Outcome Fund ‐ Jun/Dec Milliman 1‐Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund ‐ Mar Milliman 6‐Month Buffered S&P 500 with Trigger Outcome Fund ‐ Apr/Oct Milliman 1‐Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund ‐ Apr Milliman 6‐Month Buffered S&P 500 with Trigger Outcome Fund ‐ May/Nov Milliman 1‐Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund ‐ May Milliman 6‐Month Buffered S&P 500 with Trigger Outcome Fund ‐ Jun/Dec Milliman 1‐Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund ‐ Jun Milliman 1‐Year Buffered S&P 500 with Spread Outcome Fund ‐ Jan Milliman 1‐Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund ‐ Jul Milliman 1‐Year Buffered S&P 500 with Spread Outcome Fund ‐ Feb Milliman 1‐Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund ‐ Aug Milliman 1‐Year Buffered S&P 500 with Spread Outcome Fund ‐ Mar Milliman 1‐Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund ‐ Sep Milliman 1‐Year Buffered S&P 500 with Spread Outcome Fund ‐ Apr Milliman 1‐Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund ‐ Oct Milliman 1‐Year Buffered S&P 500 with Spread Outcome Fund ‐ May Milliman 1‐Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund ‐ Nov Milliman 1‐Year Buffered S&P 500 with Spread Outcome Fund ‐ Jun Milliman 1‐Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund ‐ Dec Milliman 1‐Year Buffered S&P 500 with Spread Outcome Fund ‐ Jul Milliman 1‐Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund ‐ Jan Milliman 1‐Year Buffered S&P 500 with Spread Outcome Fund ‐ Aug Milliman 1‐Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund ‐ Feb Milliman 1‐Year Buffered S&P 500 with Spread Outcome Fund ‐ Sep Milliman 1‐Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund ‐ Mar Milliman 1‐Year Buffered S&P 500 with Spread Outcome Fund ‐ Oct Milliman 1‐Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund ‐ Apr Milliman 1‐Year Buffered S&P 500 with Spread Outcome Fund ‐ Nov Milliman 1‐Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund ‐ May Milliman 1‐Year Buffered S&P 500 with Spread Outcome Fund ‐ Dec Milliman 1‐Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund ‐ Jun Milliman 1‐Year Floored S&P 500 with Par Up Outcome Fund ‐ Jan Milliman 1‐Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund ‐ Jul Milliman 1‐Year Floored S&P 500 with Par Up Outcome Fund ‐ Feb Milliman 1‐Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund ‐ Aug Milliman 1‐Year Floored S&P 500 with Par Up Outcome Fund ‐ Mar Milliman 1‐Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund ‐ Sep Milliman 1‐Year Floored S&P 500 with Par Up Outcome Fund ‐ Apr Milliman 1‐Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund ‐ Oct Milliman 1‐Year Floored S&P 500 with Par Up Outcome Fund ‐ May         Milliman 1‐Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund ‐ Nov Milliman 1‐Year Floored S&P 500 with Par Up Outcome Fund ‐ Jun          Milliman 1‐Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund ‐ Dec Milliman 1‐Year Floored S&P 500 with Par Up Outcome Fund ‐ Jul          Milliman 6‐Year Buffered S&P 500 with Par Up Outcome Fund ‐ Jan (I)

Milliman 1‐Year Floored S&P 500 with Par Up Outcome Fund ‐ Aug	Milliman 6‐Year Buffered S&P 500 with Par Up Outcome Fund ‐ Apr (I)
Milliman 1‐Year Floored S&P 500 with Par Up Outcome Fund ‐ Sep

Milliman 6‐Year Buffered S&P 500 with Par Up Outcome Fund ‐ Jul (I) Milliman 1‐Year Floored S&P 500 with Par Up Outcome Fund ‐ OctMilliman 6‐Year Buffered S&P 500 with Par Up Outcome Fund ‐ Oct (I) Milliman 1‐Year Floored S&P 500 with Par Up Outcome Fund ‐ Nov Milliman 6‐Year Parred Down S&P 500 with Par Up Outcome Fund ‐ Jan (I) Milliman 1‐Year Floored S&P 500 with Par Up Outcome Fund ‐ DecMilliman 6‐Year Parred Down S&P 500 with Par Up Outcome Fund ‐ Apr (I) Milliman 1‐Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund ‐ JanMilliman 6‐Year Parred Down S&P 500 with Par Up Outcome Fund ‐ Jul (I) Milliman 1‐Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund ‐ FebMilliman 6‐Year Parred Down S&P 500 with Par Up Outcome Fund ‐ Oct (I)